STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock Reserved for Issuance (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common shares reserved for future issuance (in shares)	210,204,258	1,039,908,056
Convertible preferred stock (on an as-converted basis)
Class of Stock [Line Items]
Common shares reserved for future issuance (in shares)		957,159,704
Convertible preferred stock warrant (on an as-converted basis)
Class of Stock [Line Items]
Common shares reserved for future issuance (in shares)		1,546,799
Private warrants to purchase common stock
Class of Stock [Line Items]
Common shares reserved for future issuance (in shares)	44,350,000
Stock options outstanding
Class of Stock [Line Items]
Common shares reserved for future issuance (in shares)	64,119,902	70,675,318
Restricted stock units outstanding
Class of Stock [Line Items]
Common shares reserved for future issuance (in shares)	48,234,611
Shares available for future grants under equity plans
Class of Stock [Line Items]
Common shares reserved for future issuance (in shares)	16,761,960	10,526,235
If-converted common shares from convertible note
Class of Stock [Line Items]
Common shares reserved for future issuance (in shares)	36,737,785